Dividends	12 Months Ended
Dec. 31, 2018
Dividends
Dividends

21.Dividends

Quarterly Dividend Policy

In May 2014, the Company's board of directors approved a new quarterly dividend policy. Under this policy, the Company intends to make quarterly cash dividend distributions at an amount equivalent to approximately 25% of the Group’s anticipated net income after tax in each fiscal quarter. Dividends are recognized when declared. There is no dividend payable as of December 31, 2017 and 2018 respectively. The cash dividend declared related to the net profits of fiscal year 2017 and fiscal year 2018 was RMB2,656.0 million and RMB1,538.3 million (US$223.7 million) in total, respectively.

The determination to make dividend distributions and the amount of such distributions in any particular quarter will be made at the discretion of the Company's board of directors and will be based upon its operations and earnings, cash flow, financial condition, capital and other reserve requirements and surplus, any applicable contractual restrictions, the ability of the Company’s PRC subsidiaries to make distributions to their offshore parent companies, and any other conditions or factors which the board deems relevant and having regard to the directors' fiduciary duties.